Statement of Compliance	12 Months Ended
Dec. 31, 2020
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Statement of Compliance

2.	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board.
The consolidated financial statements were authorized by management on April 29, 2021.
Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position, as described in the accounting policy below.

(a)	Derivatives instruments measured at fair value

(b)	Financial instruments measured at fair value through profit or loss

(c)	Financial instruments measured at fair value through other comprehensive income

(d)	Defined benefit liabilities measured at the present value of the defined benefit obligation less the fair value of the plan assets

Functional and presentation currency
The financial statements of POSCO and subsidiaries are prepared in functional currency of each operation. These consolidated financial statements are presented in Korean Won, the POSCO’s functional currency, which is the currency of the primary economic environment in which POSCO operates.
Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

(a)	Judgments
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 1 - Subsidiaries, associates and joint ventures

•	Note 11 - Investments in associates and joint ventures

•	Note 12 - Joint operations

•	Note 25 - Hybrid bonds

(b)	Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next fiscal year is included in the following notes:

•	Note 9 - Inventory

•	Note 11 - Investments in associates and joint ventures

•	Note 14 - Property, plant and equipment, net

•	Note 15 - Goodwill and other intangible assets, net

•	Note 20 - Provisions

•	Note 21 - Employee benefits

•	Note 23 - Financial instruments

•	Note 29 - Revenue – contract balances

•	Note 35 - Income taxes

•	Note 38 - Commitments and contingencies

(c)	Measurement of fair value
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the financial officer.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
Significant valuation issues are reported to the Company’s Audit Committee.
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly.

•	Level 3 - inputs for the assets or liability that are not based on observable market data.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Information about the assumptions made in measuring fair values is included in the following note:

•	Note 23 - Financial instruments
Changes in Accounting Policies

(a)
The Company has initially adopted IFRS No.16 “Leases” from January 1, 2019. The Company applied IFRS No.16 “Leases” using the modified retrospective approach by recognizing the cumulative effect of initial application as of January 1, 2019, the date of initial application. Accordingly, the comparative information presented for 2018, has not been restated. The details of the accounting policies are disclosed in Note 3.

(b)
Except for the standards and amendments applied for the first time for the reporting period commenced on January 1, 2020 described below, the accounting policies applied by the Company in these consolidated financial statements are the same as those applied by the Company in its consolidated financial statements in the comparative periods.

1)	IAS No. 1 “Presentation of Financial Statements” and IAS No. 8 “Accounting Policies, Changes in Accounting Estimates and Errors”
The definition of materiality has been clarified, and IAS No. 1 “Presentation of Financial Statements” and IAS No. 8 “Accounting Policies, Changes in Accounting Estimates and Errors” have been amended according to the clarified definition. In determining the materiality, information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. The amendments to these standards apply to transactions that have occurred since January 1, 2020.

2)	IFRS No. 3 “Business Combinations”
The amendment clarifies the definition of business when it includes input and process together significantly contribute to ability to create output and requires a simplified assessment that result in an asset acquisition if substantially all of the fair value of the gross assets is concentrated in a single identifiable asset or a group of similar identifiable assets. The amendments to this standard applies to business combinations or asset acquisition transactions with the acquisition date on or after January 1, 2020.

3)	IFRS No. 9 “Financial Instruments”, IAS No. 39 “Financial Instruments: Recognition and measurement” and IFRS No. 7 “Financial Instruments: Disclosure”
The amendments require the application of exceptions to the analysis of future prospects in relation to the application of hedge accounting while uncertainty exists due to the interest rate benchmark reform. The exception assumes that when assessing whether the expected cash flows based on existing interest rate indicators are highly probable, whether there is an economic relationship between the hedged item and the hedging instrument, or whether the hedge relationship between the hedged item and the hedging instrument is highly probable, the interest rate benchmark that the hedged item and the hedging instrument comply with does not change as a result of the interest rate benchmark reform.
The Company does not expect the effect of the amendments to the consolidated financial statements to be significant.